Notes Payable (Details) (USD $)							9 Months Ended
	Mar. 31, 2013 Notes Payable (A)	Mar. 31, 2012 Notes Payable (A)	Mar. 31, 2013 Notes Payable (B)	Mar. 31, 2012 Notes Payable (B)	Mar. 31, 2013 Notes Payable (C)	Mar. 31, 2012 Notes Payable (C)	Dec. 31, 2013 Notes Payable (D)
Debt Instrument [Line Items]
Notes payable	$ 320,000	$ 320,000	$ 1,793,085	$ 1,793,085	$ 1,348,133	$ 1,348,133	$ 35,564
Note payable, accrued interest			7.50%	7.50%	15.00%	15.00%	8.00%
Note payable, debt discount							$ 29,436
Note payable, maturity date							Aug. 31, 2014